(Loss)/earnings per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 12, 2022	Dec. 11, 2022
(Loss)/earnings per share
Loss from continuing operations as presented in the statement of comprehensive income | ¥	¥ (704,706)	¥ (220,103)	¥ (795,190)
Less: loss from continuing operations attributable to non-controlling interests | ¥	35,530	8,761	55,752
Loss from continuing operations attributable to owners of the Company | ¥	(669,176)	(211,342)	(739,438)
(Loss)/profit from discontinued operations (attributable to owners of the Company) | ¥	209,499	(151,373)	(132,836)
Loss for the year | ¥	¥ (459,677)	¥ (362,715)	¥ (872,274)
Weighted average number of ordinary shares in issue | shares	1,089,589,000	1,089,589,000	1,094,748,000
Loss per share for loss from continuing operations attributable to owners of the Company
Basic loss per share (RMB)	¥ (0.61)	¥ (0.19)	¥ (0.68)
Diluted loss per share (RMB)	(0.61)	(0.19)	(0.68)
Basic loss per ADS (RMB)	(18.42)	(5.82)	(20.26)
Diluted loss per ADS (RMB)	(18.42)	(5.82)	(20.26)
(Loss)/earnings per share for (loss)/profit from discontinued operations attributable to owners of the Company
Basic (loss)/earnings per share (RMB)	0.19	(0.14)	(0.12)
Diluted (loss)/earnings per share (RMB)	0.19	(0.14)	(0.12)
Basic (loss)/earnings per ADS (RMB)	5.76	(4.17)	(3.64)
Diluted (loss)/earnings per ADS (RMB)	5.76	(4.17)	(3.64)
Loss per share for loss attributable to owners of the Company
Basic loss per share (RMB)	(0.42)	(0.33)	(0.8)
Diluted loss per share (RMB)	(0.42)	(0.33)	(0.8)
Basic loss per ADS (RMB)	(12.66)	(9.99)	(23.9)
Diluted loss per ADS (RMB)	¥ (12.66)	¥ (9.99)	¥ (23.9)
ADSs ratio	30			30	3
Stock options
Loss per share for loss attributable to owners of the Company
Number of shares issued | shares	1,089,589,125	1,089,589,125	1,089,589,125
Number of ordinary shares outstanding | shares	1,089,589,125	1,089,589,125	1,089,589,125